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MFS U.S. Government Money Market Portfolio
MFS® U.S. Government Money Market Portfolio Summary of Key Information
Investment Objective
The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity.
Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS U.S. Government Money Market Portfolio		Initial Class Shares	Service Class Shares
Management Fee		0.40%	0.40%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.05%	0.05%
Total Annual Fund Operating Expenses		0.45%	0.70%
Fee Reductions and/or Expense Reimbursements	[1]	(0.01%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.44%	0.44%
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2025. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Service Class distribution fee to 0.00% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2025.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS U.S. Government Money Market Portfolio - USD ($)	Initial Class Shares	Service Class Shares
1 Year	$ 45	$ 45
3 Years	143	198
5 Years	251	364
10 Years	$ 566	$ 846

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 99.5% of the fund’s total assets in cash, U.S. Government money market instruments, and/or repurchase agreements collateralized by cash or U.S. Government securities. MFS normally invests at least 80% of the fund’s net assets in U.S. Government money market instruments and repurchase agreements collateralized by U.S. Government securities.

In buying and selling investments for the fund, MFS follows U.S. Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 per share price, liquidity, and income.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks
Risk Table - MFS U.S. Government Money Market Portfolio	Risk [Text Block]
Principal Risks

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The principal risks of investing in the fund are:

Risk Lose Money [Member]	You could lose money by investing in the fund.
Risk Not Insured [Member]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Member]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Interest Rate Risk

Interest Rate Risk: In general, the price of a money market instrument falls when interest rates rise and rises when interest rates fall. A major or unexpected increase in interest rates could cause the fund's share price to decrease to below $1.00 per share. In addition, a low or negative interest rate environment may prevent the fund from providing a positive yield and could impair the fund's ability to maintain a stable $1.00 per share.

Credit and Market Risk

Credit and Market Risk: The value of a money market instrument depends on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment. The value of a money market instrument can also decline in response to changes in, or perceptions of, the financial condition of the issuer or borrower, changes in, or perceptions of, specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in, or perceptions of, general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.

Investment Selection Risk

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Redemption Risk	Redemption Risk: Large or frequent redemptions could cause the fund's share price to decrease to below $1.00 per share.
Focus Risk

Focus Risk: If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Counterparty and Third Party Risk

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time.

Performance information prior to April 29, 2016, reflects time periods when the fund was not considered a U.S. Government money market fund and had different investment policies and strategies. The fund's investment policies and strategies changed effective April 29, 2016. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

The total return for the three-month period ended March 31, 2024, was 1.23%. During the period(s) shown in the bar chart, the highest quarterly return was 1.25% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was 0.00% (for the calendar quarter ended March 31, 2022).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2023)
Average Annual Total Returns - MFS U.S. Government Money Market Portfolio	1 Year	5 Years	10 Years
Initial Class Shares	4.58%	1.51%	0.91%
Service Class Shares	4.58%	1.51%	0.91%